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						Filed Pursuant to Rule 497(e)
						of the Securities Act of 1933

                                                                   March 1, 2020


                                 PIONEER FUNDS

SUPPLEMENT TO THE PROSPECTUS, AS IN EFFECT AND AS MAY BE AMENDED FROM TIME TO TIME, FOR:


    FUND                                         DATE OF PROSPECTUS
    Pioneer Strategic Income Fund                February 1, 2020
    Pioneer Emerging Markets Equity Fund         February 1, 2020
    Pioneer International Equity Fund            April 1, 2019
    Pioneer Select Mid Cap Growth Fund           April 1, 2019
    Pioneer AMT-Free Municipal Fund              May 1, 2019
    Pioneer Fund                                 May 1, 2019
    Pioneer Real Estate Shares                   May 1, 2019
    Pioneer Core Equity Fund                     May 1, 2019
    Pioneer Multi-Asset Ultrashort Income Fund   August 1, 2019
    Pioneer Dynamic Credit Fund                  August 1, 2019
    Pioneer Fundamental Growth Fund              August 1, 2019
    Pioneer Bond Fund                            November 1, 2019
    Pioneer Balanced ESG Fund                    December 1, 2019
    Pioneer Multi-Asset Income Fund              December 1, 2019
    Pioneer Solutions - Balanced Fund            December 1, 2019
    Pioneer Disciplined Growth Fund              December 31, 2019
    Pioneer Disciplined Value Fund               December 31, 2019
    Pioneer Global Equity Fund                   December 31, 2019
    Pioneer High Income Municipal Fund           December 31, 2019
    Pioneer Corporate High Yield Fund            December 31, 2019



The following supplements any information to the contrary in each fund's summary prospectus, prospectus and statement of additional information.


INTERMEDIARY DEFINED SALES CHARGE WAIVER POLICIES
The availability of certain sales charge waivers and discounts may depend on whether you purchase and sell your shares directly from the fund or through a financial intermediary. Specific intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred (back-end) sales load (CDSC) waivers. In all
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instances, it is your responsibility to notify the fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, you will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts. The following provides additional information about transactions through the following intermediaries.


EDWARD D. JONES & CO. MUTUAL FUND POLICIES


SALES WAIVERS AND REDUCTIONS IN SALES CHARGES
Effective on or after May 1, 2020, clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from breakpoints and waivers described elsewhere in the mutual fund prospectus or statement of additional information or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Pioneer Funds or other facts qualifying the purchaser for breakpoints or waivers. Edward Jones can ask for documentation of such circumstance.

BREAKPOINTS

RIGHTS OF ACCUMULATION (ROA)
o The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any money market funds and retirement plan share classes) of Pioneer Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups"). This includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the rights of accumulation calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation.
o ROA is determined by calculating the higher of cost or market value (current shares x NAV).

LETTER OF INTENT (LOI)
o Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount


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  that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not covered under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

SALES CHARGE WAIVERS

Sales charges are waived for the following shareholders and in the following situations:
o Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing.
o Shares purchased in an Edward Jones fee-based program.
o Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
o Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
o Shares exchanged into class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
o Exchanges from class C shares to class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

CONTINGENT DEFERRED SALES CHARGE (CDSC) WAIVERS

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
o The death or disability of the shareholder
o Systematic withdrawals with up to 10% per year of the account value
o Return of excess contributions from an Individual Retirement Account (IRA)
o Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations
o Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones


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o Shares exchanged in an Edward Jones fee-based program
o Shares acquired through NAV reinstatement

OTHER IMPORTANT INFORMATION

1.1 Minimum Purchase Amounts
o $250 initial purchase minimum
o $50 subsequent purchase minimum

1.2 Minimum Balances
o Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
  - A fee-based account held on an Edward Jones platform
  - A 529 account held on an Edward Jones platform
  - An account with an active systematic investment plan or letter of intent
    (LOI)

1.3 Changing Share Classes
o At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares.


MERRILL LYNCH
The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred (back-end) sales charge ("CDSC") waivers, which are discussed below. In all instances, it is the purchaser's responsibility to notify the fund or the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.

Shareholders purchasing fund shares through a Merrill Lynch platform or account will be eligible only for the following sales charge waivers (front-end sales charge waivers and contingent deferred or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund's prospectus or statement of additional information.


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FRONT-END SALES CHARGE WAIVERS ON CLASS A SHARES AVAILABLE AT MERRILL LYNCH
o Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
o Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)
o Shares purchased through a Merrill Lynch affiliated investment advisory program
o Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch's policies relating to sales charge discounts and waivers
o Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch's platform
o Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
o Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
o Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch's policies relating to sales charge discounts and waivers
o Employees and registered representatives of Merrill Lynch or its affiliates and their family members
o Directors or Trustees of the fund, and employees of the fund's investment adviser or any of its affiliates, as described in this prospectus
o Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and
  (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch's account maintenance fees are not eligible for reinstatement.


CDSC WAIVERS ON CLASS A AND C SHARES AVAILABLE AT MERRILL LYNCH
o Death or disability of the shareholder
o Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus
o Return of excess contributions from an IRA Account
o Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code


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o Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
o Shares acquired through a right of reinstatement
o Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to Class A and C shares only)
o Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch's policies relating to sales charge discounts and waivers


FRONT-END SALES CHARGE DISCOUNTS AVAILABLE AT MERRILL LYNCH: BREAKPOINTS, RIGHTS OF ACCUMULATION AND LETTERS OF INTENT
o Breakpoints as described in this prospectus
o Rights of Accumulation (ROA), which entitle shareholders to breakpoint discounts as described in the fund's prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser's household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
o Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)
















                                                                   31957-00-0320
                                (Copyright)2020 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC